BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
Basis Of Presentation
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

The following companies are consolidated with Vicinity Motor Corp. as at December 31, 2022:

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp.	British Columbia	Parent Company	United States Dollar (Canadian Dollar up to October 5, 2021)
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar

Intercompany balances and transactions, and any unrealized gains arising from intercompany transactions, were eliminated in preparing the consolidated financial statements.

a)    Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

The consolidated financial statements were authorized for issue by the Board of Directors on April 27 , 2023.

b)    Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments carried at fair value as described in Note 4.

c)    Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires the use of judgments and/or estimates that affect the amounts reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements.

Estimates that have a risk of resulting in material adjustment to the carrying amounts of assets and liabilities within the next year are summarized below:

i.	Impairment assessment of intangible assets:

The determination of the recoverable amount of intangible assets involves significant estimates and assumptions. At year end, management concluded that there were material breaches of contract by Optimal Electric Vehicles LLC (“Optimal EV”) and consequently the Company terminated the Sales and Marketing Agreement with Optimal EV. Accordingly, the Company also concluded that impairment indicators existed in relation to the Optimal EV intangible asset. The Company tested the intangible asset for impairment at December 31, 2022. The Company determined the recoverable amount of the intangible asset based on a scenario weighted discounted cash flow model. The significant assumptions applied to the determination of the recoverable amount included the probability of recovery of the $12,000 pursuant to the termination of the Sales and Marketing Agreement from Optimal EV and the estimated discount rate and future cashflows from the rights to the intellectual property in the event of bankruptcy of Optimal EV. As a result of the impairment assessment the Company concluded the recoverable amount exceeded the carrying value of the intangible asset and no impairment was required.

ii.	Inventory net realizable value:

The Company estimates net realizable value of inventory for its vehicles and spare parts. Net realizable value is the estimated selling price in the ordinary course of business, less any costs to complete and sell the product. An allowance for obsolete, slow-moving or defective inventory is made when necessary.

iii.	The determination of provision for warranty cost:

The Company offers warranties on the buses and trucks it sells. The Company estimates the provision for future warranty claims based on historical warranty claim information, as well as recent trends that might suggest the past results may differ from future warranty claims. The Company does not have a long history of estimating warranty provisions. In addition, the items covered by the Company’s warranty may be subject to interpretation because the warranty items are not specific in all cases, and the warranty demands made by different customers may also vary.

iv.	Contingent liability estimate:

In the normal course of business, the Company receives notice of potential legal proceedings or is named as defendant in legal proceedings, including those that may be related to product liability, wrongful dismissal or personal injury, many of which are covered by the Company’s insurance policies. Contingent liabilities are recognized when present obligations as a result of a past event will probably lead to an outflow of economic resources from the Company and amounts can be estimated reliably. The Company has accrued for claims where it is probable there will be an outflow of resources. The amounts accrued are based on management’s assumptions with regards to the outcomes of legal proceedings and/or any settlements that may occur. Therefore, are subject to estimation uncertainty and as such, the final settlements could be materially different from those accrued.